Public Offering - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2016
Class of Stock [Line Items]
Common stock, par value				$ 0.0014
Payment of underwriters discounts		$ 13,800,000	$ 13,800,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued	2,920,078		2,899,165
Common stock, par value	$ 0.0001		$ 0.0001
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued	69,000,000		69,000,000
Offering price	$ 10.00		$ 10.00
Warrant exercise price per share	11.50		11.50
Common stock, par value	$ 0.0001		$ 0.0001
Number of shares in each unit	1		1
Number of warrants in each unit	0		0
Warrant exercisable, term	30 days		30 days
Period from closing of public offering for exercise of warrants	12 months		12 months
Warrant expiration, term	5 years		5 years
Warrant redemption price per share	$ 0.01		$ 0.01
Warrant redemption stock price trigger	$ 18.00		$ 18.00
Warrant redemption threshold trading days	20 days		20 days
Warrant redemption threshold consecutive trading days	30 days		30 days
IPO [Member] | Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant redemption period	30 days		30 days
Private Placement [Member]
Class of Stock [Line Items]
Warrants purchased by sponsor	10,533,333		10,533,333
Warrant exercise price per share	$ 1.50		$ 1.50
Public Offering [Member]
Class of Stock [Line Items]
Percentage of underwriting commission on gross proceeds	2.00%		2.00%
Payment of underwriters discounts	$ 13,800,000		$ 13,800,000
Percentage of additional fee payable on gross proceed	3.50%		3.50%
Additional fee payable on gross proceed	$ 24,150,000		$ 24,150,000